Debt Obligations Senior Secured Credit Facility (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Long-term Debt	$ 3,183
Letters of Credit Outstanding, Amount	$ 0
Debt Instrument Covenant Maximum Consolidated Leverage Ratio	4.10
Available Additional Amount of Incremental Term Loan or Incremental Revolving Commitment	$ 150
Period One [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant, Maximum Spread on Consolidated Leverage Ratio	0.50
Debt Instrument Covenant Interest Coverage Ratio	3.50
Period Two [Member]
Debt Instrument [Line Items]
Debt Instrument Covenant Consolidated Leverage Ratio	4.00
Period Three [Member]
Debt Instrument [Line Items]
Debt Instrument Covenant Consolidated Leverage Ratio	3.75
Term Loan [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 759
Secured Debt [Member] | Revolving [Member]
Debt Instrument [Line Items]
Secured Credit Facility Maximum Borrowing Amount	1,100
Secured Debt [Member] | Revolving Foreign [Member]
Debt Instrument [Line Items]
Secured Credit Facility Maximum Borrowing Amount	$ 400
Federal Funds Rate [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.50%
Base Rate [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.00%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Margin for Base Rate Loans	2.25%
Maximum [Member] | EURIBOR [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Margin for Base Rate Loans	1.25%
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Margin for Base Rate Loans	1.25%
Minimum [Member] | EURIBOR [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Margin for Base Rate Loans	0.25%
Quarterly installments beginning September 30, 2016 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment	$ 11
Quarterly installments beginning September 30, 2018 [Domain] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment	17
Quarterly installments beginning September 30, 2017 [Member] [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment	$ 23